Accrued Expenses and Accrued Compensation (Tables)	12 Months Ended
Feb. 29, 2020
Accrued Expenses and Accrued Compensation
Schedule of Accrued Expenses

	February 28/29,
	2019	2020
Accrued professional and consulting fees	$755	$3,375
Accrued software, hardware, and communication costs	154	228
Accrued litigation matter	1,100	1,100
Accrued taxes	335	512
Accrued other	796	1,365
Total	$3,140	$6,580